American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc.
SAI dated March 1, 2021

American Century World Mutual Funds, Inc.
SAI dated April 1, 2021

American Century Variable Portfolios, Inc.
SAI dated May 1, 2021

American Century Capital Portfolios, Inc.
SAI dated August 1, 2021

American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Strategic Asset Allocations, Inc.
SAI dated December 1, 2021

Supplement dated January 1, 2022
Effective December 31, 2021, John R. Whitten retired from the Board of Directors.
The following replaces the Management table in the Statements of Additional Information:

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	72	SquareTwo Financial
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	72	Alleghany Corporation
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	72	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	72	None
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	72	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	72	None
Stephen E. Yates (1948)	Director	Since 2012	Retired	109	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	147	None

Effective January 1, 2022, committee membership under the Board Leadership Structure and Standing Board Committees section in each SAI includes:
Audit Committee: Chris H. Cheesman (chair), Barry Fink and Lynn Jenkins
Governance Committee: Barry Fink (chair), Lynn Jenkins, Jan M. Lewis and Stephen E. Yates
Compliance and Shareholder Services Committee: Thomas W. Bunn (chair), Rajesh K. Gupta, Jan M. Lewis and Stephen E. Yates
Fund Performance Review Committee: Rajesh K. Gupta (chair), Thomas W. Bunn, Chris H. Cheesman, Barry Fink, Lynn Jenkins, Jan M. Lewis and Stephen E. Yates

©2022 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-97539 2201